Investment in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2025
Investments In Associates and Joint Ventures [Abstract]
Summary of investments in associates and joint ventures

Investments in associates and joint ventures
in EUR million 30 June 2025	Interest held (%)	Fair value of listed invest-ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	1,100	1,191	44,989	38,627	434	306
Other investments in associates and joint ventures			345
			1,536

Investments in associates and joint ventures
in EUR million 31 December 2024	Interest held (%)	Fair value of listed invest- ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	1,164	1,266	49,147	42,554	1,474	1,050
Other investments in associates and joint ventures			412
			1,679

Summary of changes in investments in associates and joint ventures

Changes in Investments in associates and joint ventures
in EUR million	30 June 2025	31 December 2024
Opening balance as at 1 January	1,679	1,509
Additions	1	26
Transfers	-10	-7
Revaluations	-11	0
Share of results	85	205
Dividends received	-114	-91
Disposals	-2	-16
Impairments		-35
Exchange rate differences	-91	87
Closing balance	1,536	1,679